Financial Instruments - Assets and Liabilities Reconciliation of Fair Value Measurements in Level 3 of the Fair Value Hierarchy (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Beginning balance	£ 292,332	£ 281,702
Beginning balance	(276,396)	(265,685)
Transfers in	0	0
Transfers in	0	0
Transfers out	0	0
Transfers out	0	0
Ending Balance	287,098	292,332
Ending Balance	(270,996)	(276,396)
Level 3 | Other financial assets at FVTPL
Disclosure of fair value measurement of assets [line items]
Beginning balance	208	386
Fair value movements	(7)	(1)
Foreign exchange and other movements	0	(5)
Transfers in	0	0
Transfers out	0	0
Netting	23	(42)
Additions	0	0
Sales	(16)	(19)
Settlements	(23)	(111)
Ending Balance	185	208
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(7)	(6)
Level 3 | Financial assets at FVOCI
Disclosure of fair value measurement of assets [line items]
Beginning balance	21	56
Fair value movements	(3)	(4)
Foreign exchange and other movements	0	0
Transfers in	0	0
Transfers out	0	0
Netting	0	0
Additions	0	0
Sales	0	(19)
Settlements	0	(12)
Ending Balance	18	21
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(3)	(4)
Level 3 | Assets held for sale
Disclosure of fair value measurement of assets [line items]
Beginning balance	0	0
Fair value movements	0	0
Foreign exchange and other movements	0	0
Transfers in	0	0
Transfers out	0	0
Netting	0	0
Additions	0	0
Sales	0	0
Settlements	0	0
Ending Balance	0	0
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	0	0
Level 3 | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Beginning balance	297	517
Fair value movements	(11)	5
Foreign exchange and other movements	0	(5)
Transfers in	0	1
Transfers out	0	0
Netting	23	(42)
Additions	0	2
Sales	(16)	(38)
Settlements	(44)	(143)
Ending Balance	249	297
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(11)	0
Level 3 | Derivatives
Disclosure of fair value measurement of assets [line items]
Beginning balance	68	75
Fair value movements	(1)	10
Foreign exchange and other movements	0	0
Transfers in	0	1
Transfers out	0	0
Netting	0	0
Additions	0	2
Sales	0	0
Settlements	(21)	(20)
Ending Balance	46	68
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(1)	10
Derivatives | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(32)	(32)
Fair value movements	0	(6)
Foreign exchange and other movements	0	0
Transfers in	0	0
Transfers out	0	0
Netting	0	0
Additions	0	0
Sales	0	0
Settlements	0	6
Ending Balance	(32)	(32)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	0	(6)
Other financial liabilities at FVTPL | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(8)	(61)
Fair value movements	7	18
Foreign exchange and other movements	0	8
Transfers in	0	0
Transfers out	0	28
Netting	(5)	0
Additions	0	(2)
Sales	0	0
Settlements	0	1
Ending Balance	(6)	(8)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	7	26
Liabilities held for sale | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	0	0
Fair value movements	0	0
Foreign exchange and other movements	0	0
Transfers in	0	0
Transfers out	0	0
Netting	0	0
Additions	0	0
Sales	0	0
Settlements	0	0
Ending Balance	0	0
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	0	0
Financial liabilities at fair value | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(40)	(93)
Fair value movements	7	12
Foreign exchange and other movements	0	8
Transfers in	0	0
Transfers out	0	28
Netting	(5)	0
Additions	0	(2)
Sales	0	0
Settlements	0	7
Ending Balance	(38)	(40)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	£ 7	£ 20